Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Related Party Transactions	The following table presents amounts received from, or paid to, other related parties for management fees, dividends and contributions for the years ended December 31, 2025, 2024 and 2023:

	Year Ended December 31,
	2025	2024	2023
Management fees and other	$15,217	$11,781	$11,074
Dividends	34,786	13,325	10,933
Contributions	(7,349)	(12,548)	(4,509)